Debt (Tables) (Southwestern Montana Financial Center, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Debt

The composition of the long-term debt follows:

	September 30, 2020	December 31, 2019
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $17,935 and $19,044 as of September 30, 2020 and December 31, 2019, respectively	$556,609	$595,797
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,098 and $22,737 as of September 30, 2020 and December 31, 2019, respectively	899,810	963,174
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $15,243 and $16,685 as of September 30, 2020 and December 31, 2019, respectively	1,002,808	1,066,815
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $51,385 and $54,293 as of September 30, 2020 and December 31, 2019, respectively	2,522,841	2,593,707
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $60,623 and $65,968 as of September 30, 2020 and December 31, 2019, respectively	4,071,444	4,062,032
	9,053,512	9,281,525
Less: current portion	(963,450)	(1,010,570)
Long-term debt	$8,090,062	$8,270,955

The composition of the long-term debt follows:

	December 31, 2019	December 31, 2018
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $19,044 and $21,263 as of December 31, 2019 and 2018, respectively	$595,797	$711,974
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,737 and $25,293 as of December 31, 2019 and 2018, respectively	963,174	999,707
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $16,685 as of December 31, 2019	1,066,815	-
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $54,293 as of December 31, 2019	2,593,707	-
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $65,968 as of December 31, 2019	4,062,032	-
	9,281,525	1,711,681
Less: current portion	(1,010,570)	(90,580)
Long-term debt	$8,270,955	$1,621,101

Schedule of Furture Minimum Payments of Debt

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of September 30, 2020 are:

Period ending September 30,	Maturities of Long-Term Debt
2020 (remaining three months)	$240,863
2021	963,450
2022	963,450
2023	963,450
2024	963,450
Thereafter	4,958,849
Total	$9,053,512

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2019 are:

Years ending December 31,	Maturities of Long-Term Debt
2020	$1,010,570
2021	1,010,570
2022	1,010,570
2023	1,010,570
2024	1,010,570
Thereafter	4,228,674
Total	$9,281,525

Southwestern Montana Financial Center, Inc. [Member]
Schedule of Debt

Debt consisted of the following at:

	December 31, 2018	December 31, 2017
Vehicle note payable due August 2020	$31,797	$51,118
Vehicle note payable due September 2021	18,386	25,083
Vehicle note payable due December 2019	6,882	15,605
Vehicle note payable due May 2019	1,341	4,900
	58,406	96,706
Less: current portion	35,200	38,301
Long-term debt	$23,206	$58,405

Schedule of Furture Minimum Payments of Debt	Future minimum payments approximate the following as of December 31, 2018:
Years ending December 31,
2019	$35,200
2020	18,609
2021	4,597
Total	$58,406